Employee 401(k) Plan (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Employee 401(k) Plan [Abstract]
Employee contribution percentage	4.00%		4.00%
Matching contributions	$ 37,240	$ 40,553	$ 164,098	$ 159,562